Cover	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2026
Registrant Name	AZITRA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41705
Entity Tax Identification Number	46-4478536
Entity Address, Address Line One	21 Business Park Drive
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	(203)
Local Phone Number	646-6446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	AZTR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001701478